Contract with Customer, Asset and Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Contract with Customer, Asset, Net, Current	$ 4,184	$ 3,486
Contract with Customer, Asset, Net, Noncurrent	1,338	1,142
Contract with Customer, Asset, after Allowance for Credit Loss	5,522	4,628
Contract with Customer, Liability, Current	6,180	5,720
Contract with Customer, Liability, Noncurrent	5,732	5,069
Contract with Customer, Liability	11,912	10,789
Contract with Customer, Net	(6,390)	$ (6,161)
Contract with Customer, Asset, Change	894
Contract with Customer, Liability, Change	(1,123)
Contract with Customer, Liability, Revenue Recognized	$ 4,900